CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 192,605	$ 29,397	¥ 342,504
Restricted cash	41,114	6,275	454,931
Accounts receivables, net	2,446	375	6,397
Amounts due from related parties, net	129,383	19,748	28,070
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB2,190,575 and RMB1,182,609 as of March 31, 2020 and 2021, respectively	179,947	27,465	404,174
Advance to sellers, net			132,526
Other receivables, net of provision for credit losses of RMB51,666 and RMB20,980 as of March 31, 2020 and 2021, respectively	110,025	16,793	287,753
Inventory, net	69,600	10,621	10,314
Prepaid expenses and other current assets	107,836	16,459	137,148
Financial lease receivables, net of provision for credit losses of RMB27,250 and RMB27,021 as of March 31, 2020 and 2021, respectively			15,048
Net assets transferred			420,000
Total current assets	832,943	127,133	2,238,865
Noncurrent assets:
Property, equipment and software, net	29,306	4,473	87,558
Intangible assets, net	27	4	139
Goodwill, net			9,541
Long-term investments	288,428	44,023	276,762
Other non-current assets	36,000	5,495
Right-of-use assets, net	46,829	7,148	34,466
Total noncurrent assets	400,590	61,143	408,466
Total assets	1,233,533	188,276	2,647,331
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB74,022 and RMB65,476 as of March 31, 2020 and 2021, respectively)
Short-term borrowings and current portion of long-term borrowings	79,560	12,143	119,069
Accounts payable	101,205	15,447	132,357
Guarantee liabilities	2,441	373	910,949
Deposit of interests from consumers and payable to financing partners, current			25,968
Advance from buyers collected on behalf of sellers			110,493
Other payables and other current liabilities	788,303	120,319	1,175,914
Deferred revenue	23,296	3,556	50,348
Convertible notes, current			375,449
Amounts due to related parties	69,434	10,598
Operating lease liabilities, current	11,657	1,779	32,842
Consideration payment to Webank, current	71,309	10,884
Liabilities held for sale			143,009
Total current liabilities	1,147,205	175,099	3,076,398
Noncurrent liabilities
Long-term borrowings	233,000	35,563	234,585
Convertible notes, non-current	1,614,040	246,351	1,679,130
Operating lease liabilities, non-current	34,365	5,245	1,865
Consideration payment to Webank, non-current	200,778	30,645
Total noncurrent liabilities	2,082,183	317,804	1,915,580
Total liabilities	3,229,388	492,903	4,991,978
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000 shares authorized as of March 31, 2020 and 2021, respectively; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020; 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021)	733	112	581
Additional paid-in capital	13,695,877	2,090,399	13,036,989
Accumulated other comprehensive income	217,747	33,235	106,764
Accumulated deficit	(15,910,049)	(2,428,348)	(15,488,827)
Total UXIN LIMITED shareholders' deficit	(1,995,692)	(304,602)	(2,344,493)
Non-controlling interests	(163)	(25)	(154)
Total shareholders' deficit	(1,995,855)	(304,627)	(2,344,647)
Total liabilities and shareholders' deficit	¥ 1,233,533	$ 188,276	¥ 2,647,331